Long-Term Debt (Details 5) $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 05, 2014 item	Oct. 22, 2014 item	Jan. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item	Feb. 21, 2011 USD ($) item	Jan. 24, 2011 USD ($)	Dec. 31, 2008 USD ($)
Long-Term Debt
Arrangement fee (as a percent)				2.00%
Arrangement fee paid				$ 3,300	$ 8,500
Number of Vessels Sold | item							5	9
Gross sale consideration						$ 1,050	$ 50,602	$ 52,926
payments made to acquire vessels						37,000
Number Of Vessels Acquired | item	2
Lenders fees paid for utilizing sale proceeds						90
Remaining borrowing availability						0
January 2011 Credit Facility
Long-Term Debt
Amount outstanding as of the balance sheet date						$ 274,300
Variable rate basis						LIBOR
Interest rate margin (as a percent)						1.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)						2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%						$ 276,000
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)						3.00%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%						$ 326,000
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)						3.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%						$ 376,000
Arrangement fee paid			$ 5,200
Commitment fee payable (as a percent)						0.75%
Hyundai Samho vendor financing
Long-Term Debt
Maximum borrowing capacity under credit facility						$ 190,000
Amount outstanding as of the balance sheet date						$ 0
Number of newbuilding containerships financed | item						8
Fixed interest rate (as a percent)						8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels | item						6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments | item						3
Period of commencement of repayment of principal, in case of three newbuilding vessels						1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels | item						7
Period of commencement of repayment of principal, in case of five newbuilding vessels						1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments | item						5
Aegean Baltic Bank HSH Nordbank Piraeus Bank
Long-Term Debt
Number of Vessels Sold | item		5
Gross sale consideration							55,200
Commission paid on sale of mortgaged vessels							$ 18,200
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility										$ 123,800
Amount outstanding as of the balance sheet date						$ 69,600				23,750
RBS | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility										100,000
Amount outstanding as of the balance sheet date						69,900
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia
Long-Term Debt
Maximum borrowing capacity under credit facility											$ 253,200
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility										37,100
Club Facility | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility										83,900
Amount outstanding as of the balance sheet date						50,400
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility										$ 80,000
Amount outstanding as of the balance sheet date						63,800
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility									$ 203,400
Amount outstanding as of the balance sheet date						$ 122,000
Variable rate basis						LIBOR
Interest rate margin (as a percent)						2.85%
Number of tranches which comprise the credit facility | item									3
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche									60.00%
Period of repayment of principal in semi-annual installments						10 years
Remaining borrowing availability						$ 0
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)						125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares						6
Sinosure CEXIM-Citi-ABN Amro Credit Facility | Maximum
Long-Term Debt
Amount of each tranche, which comprises the credit facility, option one									$ 67,800
Sinosure CEXIM-Citi-ABN Amro Credit Facility | January 2011 Credit Facility
Long-Term Debt
Amount outstanding as of the balance sheet date						$ 122,000